Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

As of December 31, 2024 and 2023, Intangible Assets, net consist of:

	December 31, 2024	December 31, 2023
Patents	$127,603	$185,595
Website Development Costs	104,622	79,248
Intangible Assets, at cost	232,225	264,843
Accumulated Amortization	(75,141)	(37,585)
Intangible Assets, net	$157,084	$227,258

During the years ended December 31, 2024 and 2023, the Company capitalized website development-related costs of $25,374 and $52,178, respectively, in connection with the upgrade and enhancement of functionality of the corporate website at www.60degreespharma.com. Amortization expense for the years ended December 31, 2024, and 2023 was in the amount of $38,502 and $29,157, respectively.

The following table summarizes the estimated future amortization expense for our patents and website development costs as of December 31, 2024:

Period	Patents	Website Development Costs
2025	$6,810	$31,761
2026	6,810	12,432
2027	6,810	3,094
2028	6,810	-
2029	6,810	-
Thereafter	35,953	-
Total	$70,003	$47,287

The Company additionally has $40,172 in capitalized patent expenses that will become amortizable as the patents they are associated with are awarded.